Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Royalties	Total Payments
Total	$ 1,250,000	$ 1,250,000
BRAZIL
Total	1,250,000	1,250,000
BRAZIL | National Mining Agency
Total	$ 1,250,000	$ 1,250,000